Note 8 - Leases - Rent Obligation (Details)	Dec. 31, 2024 USD ($)
2025	$ 780,305
2026	803,724
2027	827,909
2028	139,022
Total lease payments	2,550,960
Less interest	(437,552)
Present value of lease liabilities	$ 2,113,408